Davis Select U.S. Equity ETF | DUSA

Davis Select Financial ETF | DFNL

Davis Select Worldwide ETF | DWLD

Davis Select International ETF | DINT

(part of Davis Fundamental ETF Trust)

July 31, 2020

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	July 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (97.10%)
COMMUNICATION SERVICES – (15.91%)
Media & Entertainment – (15.91%)
Alphabet Inc., Class C *	18,789	$27,863,335
Facebook, Inc., Class A *	52,518	13,322,241
	Total Communication Services	41,185,576
CONSUMER DISCRETIONARY – (18.83%)
Automobiles & Components – (0.14%)
Adient plc *	21,543	358,475
Consumer Services – (4.43%)
New Oriental Education & Technology Group, Inc., ADR (China)*	81,913	11,484,203
Retailing – (14.26%)
Alibaba Group Holding Ltd., ADR (China)*	29,105	7,305,937
Amazon.com, Inc. *	8,198	25,944,047
Naspers Ltd. - N (South Africa)	19,950	3,673,297
		36,923,281
	Total Consumer Discretionary	48,765,959
FINANCIALS – (42.74%)
Banks – (15.98%)
Bank of America Corp.	178,060	4,430,133
DBS Group Holdings Ltd. (Singapore)	413,290	5,946,683
JPMorgan Chase & Co.	92,798	8,967,999
U.S. Bancorp	287,963	10,608,557
Wells Fargo & Co.	471,184	11,430,924
		41,384,296
Diversified Financials – (21.16%)
Capital Markets – (2.73%)
Bank of New York Mellon Corp.	197,224	7,070,480
Consumer Finance – (10.61%)
American Express Co.	93,681	8,742,311
Capital One Financial Corp.	293,490	18,724,662
		27,466,973
Diversified Financial Services – (7.82%)
Berkshire Hathaway Inc., Class B *	103,424	20,248,351
		54,785,804
Insurance – (5.60%)
Life & Health Insurance – (2.12%)
AIA Group Ltd. (Hong Kong)	608,220	5,497,311
Property & Casualty Insurance – (3.48%)
Markel Corp. *	8,623	9,007,069
		14,504,380
	Total Financials	110,674,480
HEALTH CARE – (3.03%)
Health Care Equipment & Services – (3.03%)
Quest Diagnostics Inc.	61,631	7,831,451
	Total Health Care	7,831,451
INDUSTRIALS – (11.11%)
Capital Goods – (11.11%)
Carrier Global Corp.	465,904	12,691,225
Ferguson PLC (United Kingdom)	79,315	7,051,681

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	July 31, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
	Raytheon Technologies Corp.	159,374	$9,033,318
		Total Industrials	28,776,224
INFORMATION TECHNOLOGY – (5.48%)
Semiconductors & Semiconductor Equipment – (5.48%)
	Applied Materials, Inc.	98,286	6,322,738
	Intel Corp.	164,542	7,853,590
		Total Information Technology	14,176,328
	TOTAL COMMON STOCK – (Identified cost $217,330,643)		251,410,018
SHORT-TERM INVESTMENTS – (2.92%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.11%, 08/03/20, dated 07/31/20, repurchase value of $7,570,069 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 08/15/20-06/01/51, total market value $7,721,400)	$7,570,000	7,570,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,570,000)		7,570,000
	Total Investments – (100.02%) – (Identified cost $224,900,643)		258,980,018
	Liabilities Less Other Assets – (0.02%)		(53,472)
		Net Assets – (100.00%)	$258,926,546

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	July 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (98.62%)
COMMUNICATION SERVICES – (2.46%)
Media & Entertainment – (2.46%)
Alphabet Inc., Class C *	2,160	$3,203,193
	Total Communication Services	3,203,193
FINANCIALS – (96.16%)
Banks – (41.81%)
Bank of America Corp.	256,712	6,386,995
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	139,551	3,632,512
Danske Bank A/S (Denmark)*	162,461	2,611,012
DBS Group Holdings Ltd. (Singapore)	291,232	4,190,434
DNB ASA (Norway)	339,269	5,164,414
JPMorgan Chase & Co.	62,861	6,074,887
M&T Bank Corp.	17,453	1,849,145
Metro Bank PLC (United Kingdom)*	329,079	444,980
PNC Financial Services Group, Inc.	58,197	6,207,874
Truist Financial Corp.	38,899	1,457,157
U.S. Bancorp	286,825	10,566,633
Wells Fargo & Co.	240,924	5,844,816
		54,430,859
Diversified Financials – (37.59%)
Capital Markets – (16.79%)
Bank of New York Mellon Corp.	170,783	6,122,570
Charles Schwab Corp.	100,461	3,330,282
Goldman Sachs Group, Inc.	9,007	1,783,026
Julius Baer Group Ltd. (Switzerland)	133,430	5,835,876
State Street Corp.	74,949	4,780,997
		21,852,751
Consumer Finance – (13.72%)
American Express Co.	79,729	7,440,310
Capital One Financial Corp.	163,313	10,419,370
		17,859,680
Diversified Financial Services – (7.08%)
Berkshire Hathaway Inc., Class B *	47,077	9,216,735
		48,929,166
Insurance – (16.76%)
Property & Casualty Insurance – (11.24%)
Chubb Ltd.	27,302	3,473,907
Loews Corp.	83,171	3,028,256
Markel Corp. *	7,785	8,131,744
		14,633,907
Reinsurance – (5.52%)
Alleghany Corp.	5,354	2,796,501
Everest Re Group, Ltd.	7,445	1,628,892
Greenlight Capital Re, Ltd., Class A *	113,074	730,458

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	July 31, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	25,796	$2,024,078
			7,179,929
			21,813,836
		Total Financials	125,173,861
	TOTAL COMMON STOCK – (Identified cost $151,579,785)		128,377,054
SHORT-TERM INVESTMENTS – (1.25%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.11%, 08/03/20, dated 07/31/20, repurchase value of $1,627,015 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 08/15/20-06/01/51, total market value $1,659,540)	$1,627,000	1,627,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,627,000)		1,627,000
	Total Investments – (99.87%) – (Identified cost $153,206,785)		130,004,054
	Other Assets Less Liabilities – (0.13%)		168,524
	Net Assets – (100.00%)		$130,172,578

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	July 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (97.96%)
COMMUNICATION SERVICES – (15.69%)
Media & Entertainment – (15.69%)
58.com, Inc., Class A, ADR (China)*	202,535	$11,214,363
Alphabet Inc., Class C *	11,719	17,378,808
Baidu, Inc., Class A, ADR (China)*	12,635	1,508,619
Facebook, Inc., Class A *	49,719	12,612,219
	Total Communication Services	42,714,009
CONSUMER DISCRETIONARY – (32.49%)
Automobiles & Components – (0.23%)
Adient plc *	37,144	618,076
Consumer Services – (7.32%)
New Oriental Education & Technology Group, Inc., ADR (China)*	142,127	19,926,205
Retailing – (24.94%)
Alibaba Group Holding Ltd., ADR (China)*	62,634	15,722,387
Amazon.com, Inc. *	4,947	15,655,672
JD.com, Inc., Class A, ADR (China)*	214,156	13,661,011
Meituan Dianping, Class B (China)*	355,940	8,813,193
Naspers Ltd. - N (South Africa)	64,843	11,939,230
Quotient Technology Inc. *	259,446	2,078,162
		67,869,655
	Total Consumer Discretionary	88,413,936
FINANCIALS – (30.43%)
Banks – (16.30%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	151,894	3,953,801
Danske Bank A/S (Denmark)*	517,276	8,313,466
DBS Group Holdings Ltd. (Singapore)	684,980	9,855,935
DNB ASA (Norway)	618,672	9,417,537
Metro Bank PLC (United Kingdom)*	560,007	757,240
Wells Fargo & Co.	497,555	12,070,684
		44,368,663
Diversified Financials – (11.95%)
Capital Markets – (2.90%)
Julius Baer Group Ltd. (Switzerland)	116,932	5,114,296
Noah Holdings Ltd., Class A, ADS (China)*	90,983	2,772,252
		7,886,548
Consumer Finance – (4.87%)
Capital One Financial Corp.	199,967	12,757,895
Yiren Digital Ltd., ADR (China)*	139,219	499,796
		13,257,691
Diversified Financial Services – (4.18%)
Berkshire Hathaway Inc., Class B *	58,046	11,364,246
		32,508,485
Insurance – (2.18%)
Life & Health Insurance – (2.18%)
AIA Group Ltd. (Hong Kong)	657,590	5,943,535
	Total Financials	82,820,683
INDUSTRIALS – (8.97%)
Capital Goods – (8.97%)
Carrier Global Corp.	267,682	7,291,658
Ferguson PLC (United Kingdom)	103,236	9,178,431

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	July 31, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
	Raytheon Technologies Corp.	140,070	$7,939,168
		Total Industrials	24,409,257
INFORMATION TECHNOLOGY – (10.38%)
Semiconductors & Semiconductor Equipment – (7.75%)
	Applied Materials, Inc.	200,942	12,926,599
	Intel Corp.	171,230	8,172,808
			21,099,407
Technology Hardware & Equipment – (2.63%)
	Hollysys Automation Technologies Ltd. (China)	591,807	7,160,864
		Total Information Technology	28,260,271
	TOTAL COMMON STOCK – (Identified cost $238,262,609)		266,618,156
SHORT-TERM INVESTMENTS – (1.66%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.11%, 08/03/20, dated 07/31/20, repurchase value of $4,510,041 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 08/15/20-06/01/51, total market value $4,600,200)	$4,510,000	4,510,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,510,000)		4,510,000
	Total Investments – (99.62%) – (Identified cost $242,772,609)		271,128,156
	Other Assets Less Liabilities – (0.38%)		1,026,529
	Net Assets – (100.00%)		$272,154,685

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	July 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (84.49%)
COMMUNICATION SERVICES – (7.01%)
Media & Entertainment – (7.01%)
58.com, Inc., Class A, ADR (China)*	186,670	$10,335,918
Baidu, Inc., Class A, ADR (China)*	13,320	1,590,408
iQIYI, Inc., Class A, ADR (China)*	141,387	2,983,265
	Total Communication Services	14,909,591
CONSUMER DISCRETIONARY – (33.21%)
Consumer Services – (8.44%)
New Oriental Education & Technology Group, Inc., ADR (China)*	128,033	17,950,227
Retailing – (24.77%)
Alibaba Group Holding Ltd., ADR (China)*	60,315	15,140,271
JD.com, Inc., Class A, ADR (China)*	167,665	10,695,350
Meituan Dianping, Class B (China)*	682,270	16,893,232
Naspers Ltd. - N (South Africa)	45,354	8,350,814
Trip.com Group Ltd., ADR (China)*	58,464	1,590,221
		52,669,888
	Total Consumer Discretionary	70,620,115
FINANCIALS – (26.88%)
Banks – (17.42%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	200,012	5,206,312
Danske Bank A/S (Denmark)*	707,571	11,371,817
DBS Group Holdings Ltd. (Singapore)	640,890	9,221,540
DNB ASA (Norway)	700,962	10,670,170
Metro Bank PLC (United Kingdom)*	421,793	570,347
		37,040,186
Diversified Financials – (5.84%)
Capital Markets – (5.61%)
Julius Baer Group Ltd. (Switzerland)	207,993	9,097,064
Noah Holdings Ltd., Class A, ADS (China)*	92,560	2,820,303
		11,917,367
Consumer Finance – (0.23%)
Yiren Digital Ltd., ADR (China)*	137,173	492,451
		12,409,818
Insurance – (3.62%)
Life & Health Insurance – (3.62%)
AIA Group Ltd. (Hong Kong)	852,590	7,706,015
	Total Financials	57,156,019
HEALTH CARE – (3.42%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.42%)
Novartis AG, ADR (Switzerland)	38,160	3,134,462
Roche Holding AG - Genusschein (Switzerland)	11,952	4,131,023
	Total Health Care	7,265,485
INDUSTRIALS – (11.56%)
Capital Goods – (11.56%)
Brenntag AG (Germany)	38,850	2,385,188
Ferguson PLC (United Kingdom)	90,201	8,019,525
Safran S.A. (France)*	49,541	5,219,437
Schneider Electric SE (France)	77,463	8,964,163
	Total Industrials	24,588,313

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	July 31, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.41%)
Technology Hardware & Equipment – (2.41%)
	Hollysys Automation Technologies Ltd. (China)	423,116	$5,119,704
		Total Information Technology	5,119,704
	TOTAL COMMON STOCK – (Identified cost $152,245,736)		179,659,227
SHORT-TERM INVESTMENTS – (14.69%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.11%, 08/03/20, dated 07/31/20, repurchase value of $31,242,286 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 08/15/20-06/01/51, total market value $31,866,840)	$31,242,000	31,242,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $31,242,000)		31,242,000
	Total Investments – (99.18%) – (Identified cost $183,487,736)		210,901,227
	Other Assets Less Liabilities – (0.82%)		1,746,307
		Net Assets – (100.00%)	$212,647,534

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
July 31, 2020 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
July 31, 2020 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2020 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$41,185,576	$3,203,193	$42,714,009	$14,909,591
Consumer Discretionary	48,765,959	–	88,413,936	70,620,115
Financials	110,674,480	125,173,861	82,820,683	57,156,019
Health Care	7,831,451	–	–	7,265,485
Industrials	28,776,224	–	24,409,257	24,588,313
Information Technology	14,176,328	–	28,260,271	5,119,704
Total Level 1	251,410,018	128,377,054	266,618,156	179,659,227
Level 2 – Other Significant Observable Inputs:
Short-term securities	7,570,000	1,627,000	4,510,000	31,242,000
Total Level 2	7,570,000	1,627,000	4,510,000	31,242,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$258,980,018	$130,004,054	$271,128,156	$210,901,227

Federal Income Taxes

At July 31, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Unrealized appreciation	$51,045,699	$2,358,105	$58,935,636	$37,504,004
Unrealized depreciation	(18,163,838)	(25,752,771)	(33,873,587)	(12,352,740)
Net unrealized appreciation (depreciation)	$32,881,861	$(23,394,666)	$25,062,049	$25,151,264
Aggregate cost	$226,098,157	$153,398,720	$246,066,107	$185,749,963

CORONAVIRUS (COVID-19) PANDEMIC

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.